Note 2 - Business Combinations (Details Textual) - Plateplus Inc. [Member] - USD ($) $ in Thousands		12 Months Ended
	Apr. 30, 2022	Mar. 31, 2023
Business Combination, Consideration Transferred, Total	$ 76,500
Payments to Acquire Businesses, Gross	71,700
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 4,800	$ 4,800
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)	516,041	516,041
Goodwill, Ending Balance	$ 0
Selling, General and Administrative Expenses [Member]
Business Combination, Acquisition Related Costs		$ 1,200
ABL Facility [Member] | JPMorgan Chase Bank N.A. [Member]
Business Combination, Consideration Transferred, Liabilities Incurred	$ 71,900